Stockholders' Equity, Note (Details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011 Founders' shares	Dec. 31, 2012 Officers and directors	Dec. 31, 2012 Private sales - November 2012	Dec. 31, 2012 Private sales - December 2012	Dec. 31, 2013 Cash receivable	Dec. 31, 2012 Cash receivable	Dec. 31, 2013 Private sales - January 2013	Dec. 31, 2013 Recision of common stock
Common stock issued as founders' shares	20,000,000
Cash proceeds from founders' issuance	$ 2,000
Common stock issued for cash		5,000,000	6,000,000	900,000
Cash proceeds from stock issued		500	60,000	27,000			4,500
Common stock issued for cash receivable						55,000	45,000
Cash proceeds received					5,500
Common stock rescinded								100,000
Value of stock rescinded								$ 1,000